Fair Value Measurement – Financial Instruments (Details)	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2025
Fair Value Measurement – Financial Instruments [Line Items]
Discount rate		10.00%
Security Deposit [Member]
Fair Value Measurement – Financial Instruments [Line Items]
Discount rate		7.00%
Long-Term Debtors [Member]
Fair Value Measurement – Financial Instruments [Line Items]
Discount rate	10.00%
Long term fixed deposit	7.00%